UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-08939
                                     ---------

                               Third Avenue Trust
                               ------------------
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                                  10017
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
-----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: October 31, 2008
                         ----------------

Date of reporting period: January 31, 2008
                          ----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 , as amended, is as follows:

                               [graphic omitted]

                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND

                              FIRST QUARTER REPORT
                                ----------------
                                January 31, 2008

                               [GRAPHIC OMITTED]


                               THIRD AVENUE FUNDS


                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Funds' investment adviser pursuant to the adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling
(800) 443-1021, (ii) on the website of the Securities and Exchange Commission ("SEC") at http://www.sec.gov., and (iii) the Funds website www.thirdavenuefunds.com.

                    SCHEDULE OF PORTFOLIO HOLDINGS--FORM N-Q

Third Avenue Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Funds Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                              AT JANUARY 31, 2008
                                  (UNAUDITED)

                            PRINCIPAL
                            AMOUNT ($)   ISSUES                                                       VALUE
--------------------------------------------------------------------------------------------------------------

CORPORATE DEBT INSTRUMENTS - 2.38%
Auto Supply - 0.01%         1,000,000    ISE Corp., Convertible Promissory Note, 10.000%,
                                           due 2/23/09 (b)                                       $   1,000,000
                                                                                                 -------------

Automotive - 0.01%          2,005,000    General Motors Corp., step bond, 0.000% until 3/15/16
                                           (7.750% thereafter), due 3/15/36                            621,550
                                                                                                 -------------

Building Products - 0.45%                Standard Pacific Corp.:
                            5,000,000      6.500%, due 8/15/10 (e)                                   3,612,500
                           10,850,000      6.875%, due 5/15/11 (e)                                   7,595,000
                            1,033,000      7.750%, due 3/15/13                                         707,605
                           14,050,000      6.250%, due 4/1/14 (e)                                    9,694,500
                           36,415,000      7.000%, due 8/15/15 (e)                                  25,308,425
                                                                                                 -------------
                                                                                                    46,918,030
                                                                                                 -------------

Consumer Products - 0.14%  14,220,011    Home Products International, Inc., 2nd Lien,
                                           Convertible, PIK, 6.000%, due 3/20/17 (b)                14,220,011
                                                                                                 -------------

Financial Insurance/Credit
Enhancement - 1.77%       197,000,000    MBIA Insurance Corp., 14.000%, due 1/15/33 (d)            184,390,818
                                                                                                 -------------

Retail - 0.00%#               700,736    Sears Holding Corp. Trade Claims (a) (b)                      575,186
                                                                                                 -------------

                                         TOTAL CORPORATE DEBT INSTRUMENTS
                                           (Cost $253,636,575)                                     247,725,595
                                                                                                 -------------

                              SHARES
--------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 0.03%
Auto Supply - 0.02%           759,866    ISE Corp. Series B (b)                                      2,499,959
                                                                                                 -------------

Financial Insurance/Credit
Enhancement - 0.00%#        6,045,667    CGA Group, Ltd. Series C (a) (b) (Bermuda)                         --
                                                                                                 -------------



            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
--------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS (CONTINUED)
Insurance &
Reinsurance - 0.01%             4,775    Ecclesiastical Insurance, 8.625% (United Kingdom)       $      11,489
                            1,022,245    RS Holdings Corp., Convertible, Class A (a) (b)               421,472
                                                                                                 -------------
                                                                                                       432,961
                                                                                                 -------------

                                         TOTAL PREFERRED STOCKS
                                         (Cost $13,040,362)                                        2,932,920
                                                                                                 -------------

--------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 88.14%
Annuities & Mutual Fund
Management & Sales - 5.96%  5,500,000    Bank of New York Mellon Corp.                             256,465,000
                            2,451,598    Legg Mason, Inc.                                          176,515,056
                            5,148,000    Power Corp. of Canada (Canada)                            182,529,555
                              139,212    Westwood Holdings Group, Inc.                               4,772,187
                                                                                                 -------------
                                                                                                   620,281,798
                                                                                                 -------------

Auto Supply - 0.00%#           22,624    ISE Corp. Warrants, expires 8/23/12 (a) (b)                        --
                                                                                                 -------------

Automotive - 6.52%         17,376,400    Toyota Industries Corp. (c) (Japan)                       678,141,809
                                                                                                 -------------

Building Products - 1.12%   3,189,400    USG Corp. (a) (e)                                         116,732,040
                                                                                                 -------------

Business Services - 0.08%     337,082    Fair Issac Corp. (e)                                        8,595,591
                                                                                                 -------------

Commercial Services - 1.18% 2,429,960    Alliance Data Systems Corp. (a) (e)                       122,883,077
                                                                                                 -------------

Computerized Securities
Trading - 0.06%               132,800    Investment Technology Group, Inc. (a)                       6,237,616
                                                                                                 -------------

Consumer Products - 0.02%     526,368    Home Products International, Inc. (a) (b) (c)                 563,214
                               47,250    JAKKS Pacific, Inc. (a)                                     1,113,210
                                                                                                 -------------
                                                                                                     1,676,424
                                                                                                 -------------



            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
--------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS (CONTINUED)
Depository
Institutions - 0.73%          390,800    Berkshire Hills Bancorp, Inc. (e)                       $   9,289,316
                              529,600    Brookline Bancorp, Inc. (e)                                 5,534,320
                              218,500    Carver Bancorp, Inc. (c)                                    3,327,755
                           25,930,450    Chong Hing Bank, Ltd. (c) (Hong Kong)                      56,459,167
                               41,857    Tompkins Financial Corp. (e)                                1,762,180
                                                                                                 -------------
                                                                                                    76,372,738
                                                                                                 -------------

Electronics
Components - 1.85%          9,046,200    AVX Corp. (c)                                             117,871,986
                            3,500,000    Intel Corp. (e)                                            74,200,000
                                                                                                 -------------
                                                                                                   192,071,986
                                                                                                 -------------

Financial Insurance/Credit
Enhancement - 3.44%         3,806,722    ACA Capital Holdings, Inc. (a) (b) (c) (g)                  2,569,538
                            2,299,959    Ambac Financial Group, Inc.                                26,955,520
                           12,539,420    MBIA, Inc. (c)                                            194,361,010
                            2,000,000    MGIC Investment Corp.                                      37,000,000
                           10,649,350    Radian Group, Inc. (c)                                     97,335,059
                                                                                                 -------------
                                                                                                   358,221,127
                                                                                                 -------------

Financial Services - 0.60%  2,250,000    CIT Group, Inc.                                            62,910,000
                                                                                                 -------------

Holding Companies - 22.33%  1,387,200    Alexander & Baldwin, Inc.                                  63,311,808
                           10,000,000    Brookfield Asset Management, Inc., Class A (e) (Canada)   322,700,000
                               83,370    Capital Southwest Corp. (e)                                 9,783,470
                           53,819,000    Cheung Kong Holdings, Ltd. (Hong Kong)                    872,658,998
                            3,951,800    Guoco Group, Ltd. (Hong Kong)(1)                           46,858,961
                           12,713,000    Hutchison Whampoa, Ltd. (Hong Kong)                       125,157,019
                           10,665,000    Investor AB, Class A (Sweden)                             208,308,124
                            2,200,000    Jardine Matheson Holdings, Ltd. (Hong Kong)(1)             56,056,000
                              359,250    Pargesa Holding SA (Switzerland)                           35,569,439
                            4,628,913    RHJ International (a) (c) (Belgium)                        56,331,806
                           48,355,822    Wharf (Holdings), Ltd. (The) (Hong Kong)                  260,467,417
                           90,996,500    Wheelock & Co., Ltd. (Hong Kong)                          266,142,003
                                                                                                 -------------
                                                                                                 2,323,345,045
                                                                                                 -------------

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
--------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS (CONTINUED)
Housing Development - 0.44% 1,000,000    MDC Holdings, Inc. (e)                                  $  46,270,000
                                                                                                 -------------

Industrial & Agricultural
Equipment - 0.29%             594,300    Alamo Group, Inc. (c)                                      11,279,814
                              360,100    Mestek, Inc. (a)                                            4,681,300
                              360,100    Omega Flex, Inc. (e)                                        5,581,550
                              480,500    Standex International Corp.                                 8,740,295
                                                                                                 -------------
                                                                                                    30,282,959
                                                                                                 -------------

Insurance &
Reinsurance - 0.65%           432,300    Arch Capital Group, Ltd. (a) (Bermuda)                     30,459,858
                              480,000    Montpelier Re Holdings, Ltd. (Bermuda)                      8,227,200
                              127,500    Olympus Re Holdings, Ltd. (a) (b) (Bermuda)                   903,975
                               32,089    RS Holdings Corp., Class A (a) (b)                             13,230
                               58,300    White Mountains Insurance Group, Ltd.(1)                   28,275,500
                                                                                                 -------------
                                                                                                    67,879,763
                                                                                                 -------------

Life Insurance - 0.18%      1,769,878    Phoenix Cos., Inc. (The) (e)                               19,167,779
                                                                                                 -------------

Medical Supplies
& Services - 0.64%            342,300    Datascope Corp.                                            11,097,366
                            1,275,000    Pharmaceutical Product Development, Inc.                   55,284,000
                                                                                                 -------------
                                                                                                    66,381,366
                                                                                                 -------------

Mutual Holding
Companies - 0.19%             637,122    Brooklyn Federal Bancorp, Inc.                              8,282,586
                               50,920    Colonial Bankshares, Inc. (a)                                 509,200
                              490,036    FedFirst Financial Corp. (a) (c)                            4,363,771
                              205,511    Gouverneur Bancorp, Inc. (c)                                1,839,323
                              274,157    Home Federal Bancorp, Inc. (c)                              2,571,593
                              242,800    SFSB, Inc. (a) (c)                                          1,912,050
                                                                                                 -------------
                                                                                                    19,478,523
                                                                                                 -------------



            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
--------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS (CONTINUED)
Non-Life
Insurance-Japan - 3.79%     9,049,100    Aioi Insurance Co., Ltd. (Japan)                        $  44,172,724
                            5,260,500    Millea Holdings, Inc., ADR (e) (Japan)                    199,241,438
                           10,728,140    Mitsui Sumitomo Insurance Co., Ltd. (Japan)               111,183,474
                            4,310,560    Sompo Japan Insurance, Inc. (Japan)                        39,313,436
                                                                                                 -------------
                                                                                                   393,911,072
                                                                                                 -------------

Oil & Gas
Production &
Services - 4.73%            2,000,630    Cimarex Energy Co.                                         81,645,710
                              626,800    EnCana Corp. (e) (Canada)                                  41,500,428
                           10,090,000    Nabors Industries, Ltd. (a) (Bermuda)                     274,649,800
                            1,000,000    Suncor Energy, Inc. (e) (Canada)                           93,980,000
                                                                                                 -------------
                                                                                                   491,775,938
                                                                                                 -------------

Pharmaceuticals - 0.29%     1,000,000    Daiichi Sankyo Co., Ltd. (Japan)                           30,013,915
                                                                                                 -------------

Real Estate - 23.20%           89,259    Alico, Inc. (e)                                             3,815,822
                               19,737    Consolidated-Tomoka Land Co. (e)                            1,024,350
                           18,975,821    FNC Realty Corp. (a) (b)                                   14,231,866
                            7,101,178    Forest City Enterprises, Inc., Class A (c) (e)            282,981,943
                            1,579,907    Forest City Enterprises, Inc., Class A (c) (d) (e)         62,959,294
                               22,500    Forest City Enterprises, Inc., Class B                        895,500
                           23,919,000    Hang Lung Group, Ltd. (Hong Kong)                         111,009,906
                           30,534,000    Hang Lung Properties, Ltd. (Hong Kong)                    120,883,238
                           69,071,738    Henderson Land Development Co., Ltd. (c) (Hong Kong)      596,563,276
                           50,000,000    Henderson Land Development Co., Ltd. (c) (d) (Hong Kong)  431,843,250
                               47,348    Homefed Corp. (a) (e)                                       2,840,880
                            8,151,000    Mitsubishi Estate Co., Ltd. (Japan)                       219,414,042
                            6,970,000    Mitsui Fudosan Co., Ltd. (Japan)                          161,686,881
                            7,072,168    St. Joe Co. (The) (c) (e)                                 274,541,562
                            3,420,106    Tejon Ranch Co. (a) (c)                                   129,348,409
                                                                                                 -------------
                                                                                                 2,414,040,219
                                                                                                 -------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
--------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Investment
Trust - 0.39%                 676,607    ProLogis                                                $  40,156,625
                                  846    Public Storage, Inc.                                           66,200
                                                                                                 -------------
                                                                                                    40,222,825
                                                                                                 -------------

Security Brokers, Dealers
& Flotation Companies - 0.83% 894,400    Jefferies Group, Inc. (e)                                  18,084,768
                            2,444,062    Raymond James Financial, Inc.                              68,653,702
                                                                                                 -------------
                                                                                                    86,738,470
                                                                                                 -------------

Semiconductor
Equipment
Manufacturers - 0.12%         700,000    Applied Materials, Inc.                                    12,544,000
                                                                                                 -------------

Software - 0.63%            2,000,000    Microsoft Corp.                                            65,200,000
                                                                                                 -------------

Steel & Specialty
Steel - 4.53%                 399,285    Haynes International, Inc. (a) (e)                         17,640,411
                            3,350,000    POSCO, ADR (e) (South Korea)                              454,126,000
                                                                                                 -------------
                                                                                                   471,766,411
                                                                                                 -------------

Telecommunications - 0.33%  5,008,450    Tellabs, Inc. (a) (e)                                      34,157,629
                                                                                                 -------------

Title Insurance - 0.55%     1,000,000    First American Corp. (e)                                   43,550,000
                              412,030    Stewart Information Services Corp. (e)                     14,103,787
                                                                                                 -------------
                                                                                                    57,653,787
                                                                                                 -------------

Transportation
Infrastructure - 0.01%     27,482,000    Henderson Investment, Ltd. (Hong Kong)                      1,470,324
                                                                                                 -------------

Utilities, Utility Service
Companies & Waste
Management - 2.46%          8,816,889    Covanta Holding Corp. (a) (c)                             223,860,812
                              861,208    Mirant Corp. (a)                                           31,726,903
                                                                                                 -------------
                                                                                                   255,587,715
                                                                                                 -------------

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                                           ISSUES                                                       VALUE
----------------------------------------------------------------------------------------------------------------

                                           TOTAL COMMON STOCKS AND WARRANTS
                                           (Cost $6,821,985,990)                                 $ 9,172,011,946
                                                                                                 ---------------

                            INVESTMENT
                            AMOUNT ($)
                          OR PARTNERSHIP
                               UNITS
----------------------------------------------------------------------------------------------------------------

LIMITED PARTNERSHIPS - 0.08%
Infrastructure - 0.07%        340,000      Brookfield Infrastructure Partners LP(1) (a)                7,140,000
                                                                                                 ---------------

Insurance &
Reinsurance - 0.01%        $1,805,000      Insurance Partners II Equity Fund, LP (a) (b)                 742,286
                                                                                                 ---------------

                                           TOTAL LIMITED PARTNERSHIPS
                                           (Cost $7,416,158)                                           7,882,286
                                                                                                 ---------------

                            PRINCIPAL
                            AMOUNT (+)
----------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 9.18%
Foreign Government
Obligations - 6.74%        68,000,000 GBP  United Kingdom Treasury Bills, 5.35%++, due 2/18/08       134,936,864
                           65,000,000 GBP  United Kingdom Treasury Bills, 5.36%++, due 3/3/08 (i)    128,675,571
                          220,000,000 GBP  United Kingdom Treasury Bond, 5.00%, due 3/7/08           437,382,556
                                                                                                 ---------------
                                                                                                     700,994,991
                                                                                                 ---------------

Repurchase
Agreement - 2.44%         254,264,178      Bear Stearns, 1.75%, dated 1/31/08, due 2/1/08 (f)        254,264,178
                                                                                                 ---------------

                                           TOTAL SHORT TERM INVESTMENTS
                                           (Cost $951,064,090)                                       955,259,169
                                                                                                 ---------------

----------------------------------------------------------------------------------------------------------------

INVESTMENT OF CASH
COLLATERAL FOR SECURITIES LOANED - 6.12%
Repurchase
Agreements - 6.12%        637,241,709      Bear Stearns, 1.56%-3.13%, dated 1/31/08, due 2/1/08 (h)  637,241,709
                                                                                                 ---------------

                                           TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
                                           (Cost $637,241,709)                                       637,241,709
                                                                                                 ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------

                                           TOTAL INVESTMENT PORTFOLIO - 105.93%
                                           (Cost $8,684,384,884)                                 $11,023,053,625
                                                                                                 ---------------

                                           LIABILITIES IN EXCESS OF OTHER ASSETS - (5.93%)          (617,328,217)
                                                                                                 ---------------

                                           NET ASSETS - 100.00%
                                           (Applicable to 182,418,451 shares outstanding)        $10,405,725,408
                                                                                                 ===============

                                           NET ASSET VALUE PER SHARE                                      $57.04
                                                                                                          ======


Notes:
ADR: American Depository Receipt.
GBP: Great British Pound.
PIK: Payment-in kind.
STRIPS: Separate trading of registered interest and principal securities.
(a)Non-income producing securities.
(b)Fair-valued securities:

                                                 Carrying Value
               Security                             Per Unit         Acquisition Date     Acquisition Cost
               --------                            ----------        ----------------     ----------------
    ACA Capital Holdings, Inc.                       $ 0.68       9/24/1997 to 11/10/2006   $43,774,056
    CGA Group, Ltd., Series C Pfd.                       --              3/2/1999            7,039,179
    FNC Realty Corp.                                   0.75       7/14/2000 to 1/30/2007     20,988,717
    Home Products International, Inc.                  1.07              5/30/2007           54,667,471
    Home Products International, Inc.,
      2nd Lien, Convertible, PIK,
      6.000%, due 3/20/17                               100%      3/16/2007 to 9/20/2007     14,220,011
    Insurance Partners II Equity Fund, LP              0.41       12/15/1998 to 7/26/2004       276,158
    ISE Corp. Series B Pfd.                            3.29               3/8/2006            4,999,994
    ISE Corp., Convertible Promissory Note,
      10.000%, due 2/23/09                              100%             8/23/2007            1,000,000
    ISE Corp. Warrants, expires 8/23/12                  --              8/23/2007                   --
    Olympus Re Holdings, Ltd.                          7.09              12/20/2001          12,750,008
    RS Holdings Corp., Class A                         0.41        5/9/2003 to 4/20/2004         30,853
    RS Holdings Corp., Convertible, Class A Pfd.       0.41       3/18/2002 to 4/20/2004        991,392
    Sears Holding Corp. Trade Claims                   0.82       1/22/2002 to 4/30/2003             --


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)
(c) Affiliated  issuers--as  defined  under the  Investment  Company Act of 1940
    (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Securities in whole or in part on loan.
(f) Repurchase agreement collateralized by U.S. Treasury Strips Principal (STRIPS), par value $478,458,000, due 11/15/15-2/15/29, value $261,639,150.
(g) Security is subject to restrictions on resale.
(h) Repurchase agreements collateralized by:
      Fannie Mae Notes and Bonds, par value $2,410,394,131, due 3/25/16-9/25/37, value $53,061,784.
      Freddie   Mac   Notes   and   Bonds,   par   value   $1,284,498,353,   due
      11/15/16-8/15/35, value $41,352,938.
      Freddie  Mac  Strips  Principal  (STRIPS),  par  value  $30,300,000,   due
      11/15/36-12/15/36, value $1,224,096.
      Ginnie Mae Notes and Bonds, par value $682,645,754, due 2/20/29-5/20/37, value $17,298,485.
      U.S. Treasury Strips Principal (STRIPS), par value $824,131,000, due 2/15/09-2/15/23, value $542,795,914.
(i) A portion of this  security is  segregated  for future fund  commitments.
#   Amount represents less than 0.01% of total net assets.
+   Denominated in U.S. Dollars unless otherwise noted.
++  Annualized yield at date of purchase.
(1) Incorporated in Bermuda.

Country Concentration
                   % of
                Net Assets
                ----------
United States      40.21%
Hong Kong          28.31
Japan              14.25
United Kingdom      6.74
Canada              6.16
South Korea         4.36
Bermuda             3.02
Sweden              2.00
Belgium             0.54
Switzerland         0.34
                 -------
Total             105.93%
                 =======

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                           PRINCIPAL
                           AMOUNT ($)      ISSUES                                                       VALUE
----------------------------------------------------------------------------------------------------------------

CORPORATE BONDS - 0.91%
Financial Insurance/Credit
Enhancement - 0.91%        18,500,000      MBIA Insurance Corp., 14.000%, due 1/15/33 (f)        $    17,315,889
                                                                                                 ---------------

                                           TOTAL CORPORATE BONDS
                                           (Cost $18,500,000)                                         17,315,889
                                                                                                 ---------------

                               SHARES
----------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 91.58%
Aerospace & Defense - 0.92% 1,400,537      Herley Industries, Inc. (a) (c)                            17,338,648
                                                                                                 ---------------

Agriculture - 2.34%         3,799,687      Saskatchewan Wheat Pool (a) (e) (Canada)                   44,201,329
                                                                                                 ---------------

Auto Parts - 0.62%            642,200      Superior Industries International, Inc.                    11,700,884
                                                                                                 ---------------

Banking - 0.82%             1,259,961      NewAlliance Bancshares, Inc.                               15,497,520
                                                                                                 ---------------

Cable Television
Equipment - 1.90%             809,400      CommScope, Inc. (a)                                        35,896,890
                                                                                                 ---------------

Chemicals & Allied
Products - 5.01%            1,047,848      Lanxess AG (Germany)                                       36,474,992
                            2,901,166      Westlake Chemical Corp.                                    58,313,437
                                                                                                 ---------------
                                                                                                      94,788,429
                                                                                                 ---------------

Computer
Peripherals - 3.72%           900,965      Imation Corp.                                              23,344,003
                            1,301,781      Lexmark International, Inc., Class A (a)                   47,137,490
                                                                                                 ---------------
                                                                                                      70,481,493
                                                                                                 ---------------

Consumer Products - 4.24%   1,212,189      JAKKS Pacific, Inc. (a)                                    28,559,173
                            2,132,601      K-Swiss, Inc., Class A (c)                                 38,728,034
                              901,300      Russ Berrie & Co., Inc. (a)                                13,005,759
                                                                                                 ---------------
                                                                                                      80,292,966
                                                                                                 ---------------



            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
----------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
Diversified Media - 0.66%   1,515,751      Journal Communications, Inc., Class A                 $    12,504,946
                                                                                                 ---------------

Electronics
Components - 2.88%            766,242      Bel Fuse, Inc., Class B (c)                                20,749,833
                              986,869      Electronics for Imaging, Inc. (a)                          14,566,186
                              291,450      Ingram Micro, Inc., Class A (a)                             5,181,981
                              593,100      Park Electrochemical Corp.                                 14,044,608
                                                                                                 ---------------
                                                                                                      54,542,608
                                                                                                 ---------------

Energy/Coal - 2.50%         1,055,000      Fording Canadian Coal Trust (Canada)                       47,358,950
                                                                                                 ---------------

Energy/Services - 6.90%       571,432      Bristow Group, Inc. (a)                                    28,771,601
                            2,189,832      Bronco Drilling Co., Inc. (a) (c)                          34,292,769
                            2,441,748      Pioneer Drilling Co. (a)                                   25,418,597
                              437,400      Precision Drilling Trust (Canada)                           7,527,654
                              652,900      Tidewater, Inc.                                            34,577,584
                                                                                                 ---------------
                                                                                                     130,588,205
                                                                                                 ---------------

Financial Insurance/Credit
Enhancement - 0.03%           802,697      ACA Capital Holdings, Inc. (a) (b) (e)                        541,821
                                                                                                 ---------------

Forest Products &
Paper - 9.01%               4,165,700      Canfor Corp. (a) (Canada)                                  40,783,657
                               41,759      Canfor Pulp Income Fund (Canada)                              433,374
                           12,107,879      Catalyst Paper Corp. (a) (b) (c) (e) (Canada)              18,554,039
                              680,367      Deltic Timber Corp. (c)                                    36,304,383
                            2,196,177      Glatfelter                                                 31,756,719
                            3,390,400      TimberWest Forest Corp. (Canada)                           42,614,260
                                                                                                 ---------------
                                                                                                     170,446,432
                                                                                                 ---------------

Healthcare
Services - 2.12%            2,063,905      Cross Country Healthcare, Inc. (a) (c)                     26,067,120
                              323,230      Pharmaceutical Product Development, Inc.                   14,015,253
                                                                                                 ---------------
                                                                                                      40,082,373
                                                                                                 ---------------

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
----------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
Holding Companies - 6.36%   2,102,287      Brookfield Asset Management, Inc., Class A (Canada)   $    67,840,802
                              449,743      IDT Corp.                                                   2,923,330
                            1,706,400      IDT Corp., Class B                                         11,842,416
                            3,111,000      JZ Equity Partners PLC (United Kingdom)                     7,626,058
                              495,300      Leucadia National Corp.                                    21,877,401
                           24,185,370      PYI Corp., Ltd. (Hong Kong)(1)                              8,228,230
                                                                                                 ---------------
                                                                                                     120,338,237
                                                                                                 ---------------

Home Furnishings - 0.79%    1,116,324      Stanley Furniture Co., Inc. (c)                            15,025,721
                                                                                                 ---------------

Industrial
  Equipment - 1.82%           279,371      Alamo Group, Inc.                                           5,302,462
                              465,214      A.S.V., Inc. (a)                                            8,322,678
                              738,800      Trinity Industries, Inc.                                   20,922,816
                                                                                                 ---------------
                                                                                                      34,547,956
                                                                                                 ---------------

Insurance &
  Reinsurance - 2.91%         322,900      Arch Capital Group, Ltd. (a) (Bermuda)                     22,751,534
                               59,974      E-L Financial Corp., Ltd. (Canada)                         32,255,326
                                                                                                 ---------------
                                                                                                      55,006,860
                                                                                                 ---------------

Life Insurance - 2.86%        178,500      FBL Financial Group, Inc., Class A                          5,881,575
                              222,544      National Western Life Insurance Co., Class A (c)           41,791,538
                              589,400      Phoenix Cos., Inc. (The)                                    6,383,202
                                                                                                 ---------------
                                                                                                      54,056,315
                                                                                                 ---------------

Metals
  Manufacturing - 1.91%     2,164,031      Encore Wire Corp. (c)                                      36,096,037
                                                                                                 ---------------

Oil & Gas - 7.06%           1,225,363      Cimarex Energy Co.                                         50,007,064
                            1,638,500      St. Mary Land & Exploration Co.                            57,724,355
                              480,440      Whiting Petroleum Corp. (a)                                25,818,846
                                                                                                 ---------------
                                                                                                     133,550,265
                                                                                                 ---------------

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
----------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
Real Estate - 15.74%          951,943      Alexander & Baldwin, Inc.                                $ 43,446,679
                              279,531      Alico, Inc.                                                11,949,950
                              749,200      Forest City Enterprises, Inc., Class A                     29,855,620
                            4,517,300      Parco Co., Ltd. (c) (Japan)                                57,673,228
                           10,148,000      Sapporo Holdings, Ltd. (Japan)                             81,582,731
                              718,150      St. Joe Co. (The)                                          27,878,583
                              322,646      Tejon Ranch Co. (a)                                        12,202,472
                              703,170      Vail Resorts, Inc. (a)                                     33,288,068
                                                                                                 ---------------
                                                                                                     297,877,331
                                                                                                 ---------------

Retail - 1.02%              1,891,945      Haverty Furniture Cos., Inc. (c)                           19,354,597
                                                                                                 ---------------

Semiconductor
Equipment Manufacturers
& Related - 1.62%             280,700      Coherent, Inc. (a)                                          7,298,200
                            1,139,062      Electro Scientific Industries, Inc. (a)                    18,726,179
                              496,475      GSI Group, Inc. (a) (Canada)                                4,562,605
                                                                                                 ---------------
                                                                                                      30,586,984
                                                                                                 ---------------

Software - 2.57%            4,552,252      Borland Software Corp. (a) (c)                             11,380,630
                              408,646      Sybase, Inc. (a)                                           11,531,990
                            1,167,736      Synopsys, Inc. (a)                                         25,713,547
                                                                                                 ---------------
                                                                                                      48,626,167
                                                                                                 ---------------

Telecommunications
Equipment - 2.27%           3,858,740      Sycamore Networks, Inc. (a)                                13,042,541
                            4,388,623      Tellabs, Inc. (a)                                          29,930,409
                                                                                                 ---------------
                                                                                                      42,972,950
                                                                                                 ---------------

Transportation - 0.98%        677,911      Genesee & Wyoming, Inc., Class A (a)                       18,513,749
                                                                                                 ---------------

                                           TOTAL COMMON STOCKS
                                           (Cost $1,495,230,139)                                   1,732,816,663
                                                                                                 ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)


                           INVESTMENT
                           AMOUNT ($)
                         OR PARTNERSHIP
                              UNITS        ISSUES                                                    VALUE
----------------------------------------------------------------------------------------------------------------

LIMITED PARTNERSHIPS - 0.81%
Holding Companies - 0.81%  $1,000,000      AP Alternative Assets LP (a) (b) (Guernsey)           $    13,775,000
                               71,478      Brookfield Infrastructure Partners LP(1) (a)                1,501,033
                                                                                                 ---------------

                                                                                                      15,276,003
                                                                                                 ---------------

                                           TOTAL LIMITED PARTNERSHIPS
                                           (Cost $21,501,033)                                         15,276,033
                                                                                                 ---------------

                            PRINCIPAL
                           AMOUNT ($)
----------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 5.48%
Repurchase
Agreement - 5.48%         103,629,125      Bear Stearns, 1.75%, dated 1/31/08, due 2/1/08 (d)        103,629,125
                                                                                                 ---------------

                                           TOTAL SHORT TERM INVESTMENTS
                                           (Cost $103,629,125)                                       103,629,125
                                                                                                 ---------------

                                           TOTAL INVESTMENT PORTFOLIO - 98.78%
                                           (Cost $1,638,860,297)                                   1,869,037,710
                                                                                                 ---------------

                                           OTHER ASSETS LESS LIABILITIES - 1.22%                      23,118,522
                                                                                                 ---------------

                                           NET ASSETS - 100.00%
                                           (Applicable to 83,447,670 shares outstanding)         $ 1,892,156,232
                                                                                                 ===============



                                           NET ASSET VALUE PER SHARE                                      $22.67
                                                                                                          ======

Notes:
(a) Non-income producing securities.
(b) Fair-valued securities:

                                 Carrying Value
               Security             Per Unit         Acquisition Date     Acquisition Cost
               --------          --------------      ----------------     ----------------

    ACA Capital Holdings, Inc.       $ 0.68             11/10/2006         $ 8,333,333
    AP Alternative Assets LP          13.78              6/8/2006           20,000,000
    Catalyst Paper Corp.               1.53             10/23/2006          36,007,695


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

(c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Notes, par value $83,845,000, due 4/15/11-7/15/12, value $106,631,256.
(e) Security is subject to restrictions on resale.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(1) Incorporated in Bermuda.

Country Concentration
                       % of
                    Net Assets
                    ----------
United States         70.54%
Canada                16.18
Japan                  7.36
Germany                1.93
Bermuda                1.20
Guernsey               0.73
Hong Kong              0.44
United Kingdom         0.40
                    -------
Total                 98.78%
                    =======

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                              AT JANUARY 31, 2008
                                  (UNAUDITED)

                               SHARES      ISSUES                                                     VALUE
----------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 0.61%
U.S. Real Estate
Investment Trusts - 0.23%     125,000      RAIT Financial Trust, 7.750% Series A                 $     1,747,500
                              250,000      RAIT Financial Trust, 8.375% Series B                       3,685,000
                                                                                                 ---------------
                                                                                                       5,432,500
                                                                                                 ---------------

U.S. Real Estate Operating
Companies - 0.38%             400,000      Forest City Enterprises, Inc., $25 par,
                                             7.375%, due 2/1/34                                        8,964,000
                                                                                                 ---------------

                                           TOTAL PREFERRED STOCKS
                                           (Cost $19,375,000)                                         14,396,500
                                                                                                 ---------------

----------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.57%
Homebuilders - 0.74%          408,775      Avatar Holdings, Inc. (a)                                  17,536,447
                                                                                                 ---------------

Non-U.S. Real Estate
Investment Trusts - 10.47%  3,830,622      British Land Co. PLC (United Kingdom)                      77,539,466
                            2,720,168      Derwent London PLC (United Kingdom)                        74,452,785
                            2,434,216      Hammerson PLC (United Kingdom)                             55,310,549
                            1,904,066      Liberty International PLC (United Kingdom)                 40,734,889
                                                                                                 ---------------
                                                                                                     248,037,689
                                                                                                 ---------------

Non-U.S. Real Estate Operating
Companies - 37.53%          7,072,229      Brookfield Asset Management, Inc., Class A (Canada)       228,220,830
                            3,215,850      Brookfield Properties Corp. (Canada)                       65,313,913
                            3,362,300      Daibiru Corp. (Japan)                                      34,510,351
                           21,894,000      Hang Lung Properties, Ltd. (Hong Kong)                     86,677,724
                            8,890,000      Henderson Land Development Co., Ltd. (Hong Kong)           76,781,730
                            1,845,100      Killam Properties, Inc. (c) (Canada)                       14,848,272
                            2,679,000      Mitsubishi Estate Co., Ltd. (Japan)                        72,115,105
                            2,650,000      Mitsui Fudosan Co., Ltd. (Japan)                           61,473,491
                            3,959,400      Parco Co., Ltd. (Japan)                                    50,550,413


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
----------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
Non-U.S. Real Estate Operating
Companies (continued)       4,886,904      Quintain Estates & Development PLC (United Kingdom)      $ 48,705,499
                            5,179,700      Sapporo Holdings, Ltd. (Japan)                             41,641,119
                            1,617,365      Unite Group PLC (United Kingdom)                           10,741,558
                                   25      Wharf (Holdings), Ltd. (The) (Hong Kong)                          135
                           32,049,500      Wheelock & Co., Ltd. (Hong Kong)                           93,736,771
                            4,240,000      Wheelock Properties, Ltd. (Hong Kong)                       3,956,416
                                                                                                 ---------------
                                                                                                     889,273,327
                                                                                                 ---------------

U.S. Real Estate
Investment Trusts - 23.74%  2,436,810      Acadia Realty Trust (c)                                    61,042,090
                            1,348,100      Associated Estates Realty Corp. (c)                        13,278,785
                            1,878,851      Cousins Properties, Inc.                                   49,977,437
                            1,561,738      Crystal River Capital, Inc. (c)                            21,895,567
                            1,006,821      EastGroup Properties, Inc.                                 41,672,321
                            1,471,286      First Potomac Realty Trust (c)                             25,585,664
                            2,251,800      JER Investors Trust, Inc. (c)                              23,080,950
                              640,304      One Liberty Properties, Inc. (c)                           11,077,259
                            1,766,792      ProLogis                                                  104,859,105
                              900,400      PS Business Parks, Inc.                                    45,245,100
                            2,235,800      Quadra Realty Trust, Inc. (c)                              24,146,640
                            3,000,000      RAIT Financial Trust                                       27,780,000
                            1,248,200      Vornado Realty Trust                                      112,837,280
                                                                                                 ---------------
                                                                                                     562,478,198
                                                                                                 ---------------

U.S. Real Estate Operating
Companies - 21.09%            500,500      Consolidated-Tomoka Land Co. (c)                           25,975,950
                           12,982,327      FNC Realty Corp. (a) (b)                                    9,736,745
                            5,497,933      Forest City Enterprises, Inc., Class A (c)                219,092,630
                            1,017,031      Forest City Enterprises, Inc., Class A (c) (d)             40,528,685
                            4,108,851      St. Joe Co. (The) (c)                                     159,505,596
                              485,584      Tejon Ranch Co. (a)                                        18,364,787
                            2,411,373      Thomas Properties Group, Inc. (c)                          26,645,672
                                                                                                 ---------------
                                                                                                     499,850,065
                                                                                                 ---------------

                                           TOTAL COMMON STOCKS
                                           (Cost $1,675,025,124)                                   2,217,175,726
                                                                                                 ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                      THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT JANUARY 31, 2008
                                  (UNAUDITED)

                          PARTNERSHIP
                             UNITS         ISSUES                                                      VALUE
----------------------------------------------------------------------------------------------------------------

LIMITED PARTNERSHIPS - 0.21%
Infrastructure - 0.21%        240,456      Brookfield Infrastructure Partners LP(1) (a)          $     5,049,572
                                                                                                 ---------------

                                           TOTAL LIMITED PARTNERSHIPS
                                           (Cost $5,049,572)                                           5,049,572
                                                                                                 ---------------

                           PRINCIPAL
                           AMOUNT ($)
----------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 5.56%
Repurchase
Agreement - 5.56%         131,682,470      Bear Stearns, 1.75%, dated 1/31/08, due 2/1/08 (e)        131,682,470
                                                                                                 ---------------

                                           TOTAL SHORT TERM INVESTMENTS
                                           (Cost $131,682,470)                                       131,682,470
                                                                                                 ---------------

                                           TOTAL INVESTMENT PORTFOLIO - 99.95%
                                           (Cost $1,831,132,166)                                   2,368,304,268
                                                                                                 ---------------

                                           OTHER ASSETS LESS LIABILITIES - 0.05%                       1,239,043
                                                                                                 ---------------

                                           NET ASSETS - 100.00%
                                           (Applicable to 86,005,439 shares outstanding)          $2,369,543,311
                                                                                                 ===============



                                           NET ASSET VALUE PER SHARE                                      $27.55
                                                                                                          ======

Notes:
(a) Non-income producing securities.
(b) Fair-valued securities:

                       Carrying Value
        Security          Per Unit         Acquisition Date     Acquisition Cost
        --------       --------------      ----------------     ----------------
    FNC Realty Corp.       $0.75        5/22/2002 to 1/30/2007    $10,726,689


(c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

(e) Repurchase agreement collateralized by:
      U.S. Treasury Bills, par value $100,207,000, due 2/28/08-4/17/08, value
      $99,977,995.
      U.S. Treasury Note, par value $17,700,000, due 8/15/08, value
      $18,068,799.
      U.S. Treasury Inflation Indexed Bond, par value $14,225,000, due 1/15/25, value $17,456,310.
(1) Incorporated in Bermuda.

Country Concentration
                 % of
              Net Assets
                -------
United States      51.95%
Canada             13.01
United Kingdom     12.98
Hong Kong          11.02
Japan              10.99
                -------
Total              99.95%
                =======




             SEE ACCOMPANYING NOTES TO THE PORTFOLIO OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES      ISSUES                                                       VALUE
----------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS - 83.93%
Advertising - 2.17%         1,312,400      Asatsu-DK, Inc. (Japan)                               $    39,948,910
                                                                                                 ---------------

Agriculture - 11.07%       10,141,623      ABB Grain, Ltd. (c) (Australia)                            79,458,256
                            7,852,964      Saskatchewan Wheat Pool (a) (e) (Canada)                   91,352,641
                              331,536      United International Enterprises, Ltd. (c) (Denmark)(1)    33,205,333
                                                                                                 ---------------
                                                                                                     204,016,230
                                                                                                 ---------------

Building & Construction
Products/Services - 4.21%     216,342      Imerys SA (France)                                         16,786,748
                           13,146,300      Nippon Sheet Glass Co., Ltd. (Japan)                       60,691,662
                                                                                                 ---------------
                                                                                                      77,478,410
                                                                                                 ---------------

Corporate Services - 0.43% 22,522,784      Boardroom, Ltd. (c) (Singapore)                             7,947,348
                                                                                                 ---------------

Diversified
Operations - 8.19%          2,292,006      Antarchile S.A. (Chile)                                    53,308,205
                           12,296,610      CSR, Ltd. (Australia)                                      34,818,017
                            5,058,200      Hutchison Whampoa, Ltd. (Hong Kong)                        49,796,998
                            2,806,000      Straits Trading Co., Ltd. (Singapore)                      13,019,230
                                                                                                 ---------------
                                                                                                     150,942,450
                                                                                                 ---------------

Electronics - 1.77%         1,015,400      Futaba Corp. (Japan)                                       17,763,586
                            1,886,500      Nichicon Corp. (Japan)                                     14,865,005
                                                                                                 ---------------
                                                                                                      32,628,591
                                                                                                 ---------------

Electronics
Components - 3.09%         19,359,300      WBL Corp., Ltd. (c) (Singapore)                            56,998,383
                                                                                                 ---------------

Energy/Coal - 1.58%           647,300      Fording Canadian Coal Trust (Canada)                       29,057,297
                                                                                                 ---------------

Energy/Services - 0.07%        56,550      Farstad Shipping A/S (Norway)                               1,352,595
                                                                                                 ---------------



            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES      ISSUES                                                      VALUE
----------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS (CONTINUED)
Engineering/
  Construction - 0.63%        684,200      Chudenko Corp. (Japan)                                $    10,648,813
                              179,000      Tokyo Energy & Systems, Inc. (Japan)                          931,751
                                                                                                 ---------------
                                                                                                      11,580,564
                                                                                                 ---------------

Food & Beverage - 0.74%    33,186,000      Vitasoy International Holdings, Ltd. (Hong Kong)           13,679,048
                                                                                                 ---------------

Forest Products &
Paper - 7.79%               5,090,000      Canfor Corp. (a) (Canada)                                  49,832,877
                               24,754      Canfor Pulp Income Fund (Canada)                              256,896
                           40,080,245      Catalyst Paper Corp. (a) (b) (c) (e) (Canada)              61,418,719
                           44,893,185      Rubicon, Ltd. (a) (c) (New Zealand)                        32,091,341
                                                                                                 ---------------
                                                                                                     143,599,833
                                                                                                 ---------------

Holding Companies - 8.12%     792,580      Compagnie Nationale a Portefeuille (Belgium)               51,908,457
                            4,906,400      Guoco Group, Ltd. (Hong Kong)(2)                           58,178,250
                              680,000      LG Corp. (South Korea)                                     39,434,166
                                                                                                 ---------------
                                                                                                     149,520,873
                                                                                                 ---------------

Insurance - 5.95%             124,876      Blue Ocean Reinsurance, Ltd. (a) (b) (c) (Bermuda)          5,163,020
                            8,981,415      BRIT Insurance Holdings PLC (United Kingdom)               40,668,997
                               70,000      Millea Holdings, Inc. (Japan)                               2,667,189
                            1,648,724      Montpelier Re Holdings, Ltd. (Bermuda)                     28,259,129
                                7,828      Norton Holdings, Ltd. (a) (b) (Bermuda)                     9,920,738
                            2,520,050      Sompo Japan Insurance, Inc. (Japan)                        22,983,516
                                                                                                 ---------------
                                                                                                     109,662,589
                                                                                                 ---------------

Metals & Mining - 4.16%     3,792,832      Dundee Precious Metals, Inc. (a) (c) (Canada)              23,420,705
                            1,025,000      Dundee Precious Metals, Inc. (a) (c) (f) (Canada)           6,329,366
                              512,500      Dundee Precious Metals, Inc. Warrants,
                                             expires 6/29/12 (a) (e) (Canada)                            556,372
                              853,742      Newmont Mining Corp.                                       46,392,340
                                                                                                 ---------------
                                                                                                      76,698,783
                                                                                                 ---------------

Other Financial - 3.79%    91,231,000      Yuanta Financial Holding Co., Ltd. (a) (Taiwan)            69,904,445
                                                                                                 ---------------



            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                               SHARES      ISSUES                                                       VALUE
----------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate - 5.89%         2,261,800      Daibiru Corp. (Japan)                                 $    23,214,916
                          102,920,023      GuocoLeisure, Ltd. (a) (c) (Singapore) (2)                 63,157,377
                           17,450,000      Liu Chong Hing Investment, Ltd. (Hong Kong)                22,052,727
                                                                                                 ---------------
                                                                                                     108,425,020
                                                                                                 ---------------

Securities
Brokerage - 3.98%          97,017,800      Asia Plus Securities Public Co., Ltd. (Thailand)            9,285,968
                            2,192,600      Capital Nomura Securities Public Co., Ltd.,
                                             NVDR (Thailand)                                           2,093,755
                           46,957,605      Capital Securities Corp. (Taiwan)                          26,683,289
                           38,126,960      Hotung Investment Holdings, Ltd. (Taiwan) (2)               5,528,409
                              652,300      Ichiyoshi Securities Co., Ltd. (Japan)                      6,344,507
                           39,319,600      KGI Securities Public Co., Ltd., NVDR (Thailand)            2,595,865
                           34,068,790      President Securities Corp. (Taiwan)                        20,734,775
                                                                                                 ---------------
                                                                                                      73,266,568
                                                                                                 ---------------

Technology-
Hardware - 2.55%           30,128,000      Gigabyte Technology Co., Ltd. (Taiwan)                     16,432,703
                           56,450,000      United Microelectronics Corp. (Taiwan)                     30,452,793
                                                                                                 ---------------
                                                                                                      46,885,496
                                                                                                 ---------------

Telecommunications - 2.77% 30,050,529      Netia S.A. (a) (c) (Poland)                                51,010,911
                                                                                                 ---------------

Transportation - 4.98%      4,578,800      BW Gas ASA (Norway)                                        45,521,230
                              221,300      Golar LNG, Ltd. (Norway) (2)                                4,663,447
                            6,117,000      Seino Holdings Co., Ltd. (Japan)                           41,643,353
                                                                                                 ---------------
                                                                                                      91,828,030
                                                                                                 ---------------

                                           TOTAL COMMON STOCKS AND WARRANTS
                                           (Cost $1,451,147,701)                                   1,546,432,374
                                                                                                 ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2008
                                   (UNAUDITED)

                           PRINCIPAL
                           AMOUNT ($)      ISSUES                                                       VALUE
----------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 14.49%
Repurchase
Agreement - 5.30%          97,700,230      Bear Stearns, 1.75%, dated 1/31/08, due 2/1/08 (d)    $    97,700,230
                                                                                                 ---------------

U.S. Government
Obligations - 9.19%       170,000,000      U.S. Treasury Bills, 2.98%-3.11%+, due 3/6/08-4/17/08     169,379,723
                                                                                                 ---------------

                                           TOTAL SHORT TERM INVESTMENTS
                                           (Cost $267,005,230)                                       267,079,953
                                                                                                 ---------------

                                           TOTAL INVESTMENT PORTFOLIO - 98.42%
                                           (Cost $1,718,152,931)                                   1,813,512,327
                                                                                                 ---------------

                                           OTHER ASSETS LESS LIABILITIES - 1.58%                      29,032,919
                                                                                                 ---------------

                                           NET ASSETS - 100.00%
                                           (Applicable to 101,161,737 shares outstanding)         $1,842,545,246
                                                                                                 ===============


                                           NET ASSET VALUE PER SHARE                                      $18.21
                                                                                                          ======

Notes:
NVDR:  Non-Voting Depository Receipt.
STRIPS:  Separate trading of registered interest and principal securities.
(a) Non-income producing securities.
(b) Fair valued securities:

                                  Carrying Value
               Security              Per Unit         Acquisition Date     Acquisition Cost
               --------           --------------      ----------------     ----------------
    Blue Ocean Reinsurance, Ltd.     $ 41.35       12/30/2005 to 2/9/2006   $  4,568,674
    Catalyst Paper Corp.                1.53       1/3/2006 to 10/23/2006    114,161,857
    Norton Holdings, Ltd.           1,267.34             12/14/2006            7,828,000

(c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Repurchase agreement collateralized by:
      U.S. Treasury Inflation Indexed Note, par value $3,660,000, due 4/15/11, value $4,133,508.
      U.S. Treasury Notes, par value $41,015,000, due 4/30/09-11/30/11, value
      $43,741,535.
      U.S. Treasury Strips Principal (STRIPS), par value $124,375,000, due 11/15/26, value $52,660,375.
(e) Security is subject to restrictions on resale.


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                     THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT JANUARY 31, 2008
                                  (UNAUDITED)


(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
+   Annualized yield at date of purchase.
(1) Incorporated in Bahamas.
(2) Incorporated in Bermuda.

Country Concentration

                   % of
                 Net Assets
                 ----------
United States *    17.01%
Canada             14.23
Japan              13.12
Taiwan              9.21
Hong Kong           7.80
Singapore           7.66
Australia           6.20
Chile               2.89
Belgium             2.82
Norway              2.80
Poland              2.77
Bermuda             2.35
United Kingdom      2.21
South Korea         2.14
Denmark             1.80
New Zealand         1.74
France              0.91
Thailand            0.76
               ---------
Total              98.42%
               =========
*   Includes cash equivalents.


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                       NOTES TO PORTFOLIOS OF INVESTMENTS
                                JANUARY 31, 2008
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four, non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds").

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION:

Generally, the Funds' investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds' net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Funds may invest up to 15% of their total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Funds' Valuation Committee as authorized by the Board of Trustees of the Funds, under procedures established by the Board of Trustees. At January 31, 2008, such securities had a total fair value of $37,740,737 or 0.36% of net assets of Third Avenue Value Fund, $32,870,860 or 1.74% of net assets of Third Avenue Small-Cap Value Fund, $9,736,745 or 0.41% of net assets of Third Avenue Real Estate Value Fund and $76,502,477 or 4.15% of net assets of Third Avenue International Value Fund. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, the percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized

                               [graphic omitted]


                               THIRD AVENUE TRUST
                 NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2008
                                  (UNAUDITED)

upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

LOANS OF PORTFOLIO SECURITIES:

The Funds may loan securities to certain brokers, with the Funds' custodian acting as the leading agent. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders' fees. Securities loaned are required to be secured at all times by collateral at lease equal to the market value of the securities loaned. Risks may arise upon entering into securities lending to the extend that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities. Dividends or other distributions on loaned securities may also receive different tax treatment than would otherwise be the case, The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of securities loaned.

REPURCHASE AGREEMENTS:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

     o  INVESTMENTS   AND  ASSETS  AND   LIABILITIES   DENOMINATED  IN  FOREIGN
        CURRENCIES: At the prevailing rates of exchange on the valuation date.

     o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

SECURITY TRANSACTIONS:

Security transactions are accounted for on a trade date basis.

                               [graphic omitted]


                               THIRD AVENUE TRUST
                 NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 2008
                                  (UNAUDITED)

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of January 31, 2008:

                                                          SMALL-CAP        REAL ESTATE     INTERNATIONAL
                                       VALUE FUND        VALUE FUND        VALUE FUND       VALUE FUND
                                       ----------        ----------        -----------     -------------

 Gross unrealized appreciation        $3,139,648,650   $  385,063,398    $  620,465,355   $  252,273,136
 Gross unrealized depreciation          (800,979,909)    (154,885,985)      (83,293,253)    (156,913,740)
                                      --------------   --------------    --------------   --------------
 Net unrealized appreciation          $2,338,668,741   $  230,177,413    $  537,172,102    $  95,359,396
                                       =============   ==============    ==============   ==============
 Aggregate book cost                  $8,684,384,884   $1,638,860,297    $1,831,132,166   $1,718,152,931
                                      --------------   --------------    --------------   --------------

3. COMMITMENTS AND CONTINGENCIES

Third Avenue  Value Fund has  committed a $1,755,000  capital  investment  to RS
Holdings of which $1,022,245 has been funded as of January 31, 2008. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable. Accordingly, Third Avenue Value Fund has segregated securities valued at $3,959,248 to meet this contingency.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

                      [This page intentionally left blank.]

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman
                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                Michael A. Buono
                                   Controller
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer
                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)
                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017
                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017
                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                              Princeton, NJ 08540


                               [graphic omitted]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                            WWW.THIRDAVENUEFUNDS.COM

 ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant):  Third Avenue Trust
               ------------------

By:            /s/ David M. Barse
               ----------------------------

Name:          David M. Barse
               --------------

Title:         Principal Executive Officer
               ---------------------------

Date:          February 28, 2008
               -----------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



(Registrant):  Third Avenue Trust
               ------------------

By:            /s/ David M. Barse
               ----------------------------

Name:          David M. Barse
               --------------

Title:         Principal Executive Officer
               ---------------------------

Date:          February 28, 2008
               -----------------



By:            /s/ Vincent J. Dugan
               ----------------------------

Name:          Vincent J. Dugan
               ----------------

Title:         Principal Financial Officer
               ---------------------------

Date:          February 28, 2008
               -----------------